TAXES ON INCOME (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Expenses Benefit [Line Items]
Effective Income Tax Rate, Continuing Operations	25.00%
Development Region A [Member]
Income Tax Expenses Benefit [Line Items]
Effective Income Tax Rate, Continuing Operations		9.00%	7.00%	10.00%
Other Areas Within Israel [Member]
Income Tax Expenses Benefit [Line Items]
Effective Income Tax Rate, Continuing Operations		16.00%	12.50%	15.00%